CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Recoverability of exploration and evaluation assets	$ 39,099,000
Restoration obligations	$ 94,606	$ 267,000
Private investee [member]
IfrsStatementLineItems [Line Items]
Percentage of equity investment	10.00%
Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Write-off exploration and evaluation assets	$ 71,466
Lingman Lake Property [Member]
IfrsStatementLineItems [Line Items]
Write-off exploration and evaluation assets	27,657
Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Write-off exploration and evaluation assets		437,897
Greenland Exploration [Member]
IfrsStatementLineItems [Line Items]
Restoration obligations		$ 267,000